Share Capital - Summary of Changes in Stock Option (Details)	12 Months Ended
	Apr. 30, 2023 shares $ / shares	Apr. 30, 2022 shares $ / shares	Apr. 30, 2021 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,624,150	1,358,900
Number of options, Granted | shares	718,512	529,000
Number of options, Exercised | shares	(318,725)	(188,000)
Number of option, Expired | shares	(115,174)	(60,250)
Number of options, Forfeited | shares	(24,335)	(15,500)
Number of options, Outstanding | shares	1,884,428	1,624,150	1,358,900
Number of options, Unvested | shares	(813,845)
Number of options, Exercisable | shares	1,070,583
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 8.29	$ 7.93
Weighted average exercise price, Granted | $ / shares	5.58	7.98
Weighted average exercise price, Exercised | $ / shares	3.27	3.26
Weighted average exercise price, Expired | $ / shares	9.35	10.75
Weighted average exercise price, Forfeited | $ / shares	9.45	20.30
Weighted average exercise price outstanding, Ending balance | $ / shares	8.03	$ 8.29	$ 7.93
Weighted average exercise price, Unvested | $ / shares	5.95
Weighted average exercise price, Exercisable | $ / shares	$ 9.61
Weighted average life remaining (years)	3 years 3 months 7 days	2 years 10 months 17 days	3 years 1 month 9 days
Weighted average life remaining (years), Unvested	4 years 6 months 18 days
Weighted average life remaining (years), Exercisable	2 years 3 months 18 days